Label	Element	Value
Foreign Currency Translation Reserve [Member]
DisclosureOfMovementInOtherReserves [Table Text Block]	lyg_DisclosureOfMovementInOtherReservesTableTextBlock

	2020	2019	2018
	£m	£m	£m
Foreign currency translation reserve
At 1 January	(176)	(164)	(156)
Currency translation differences arising in the year	4	(12)	(8)
Income statement transfers	13	—	—
At 31 December	(159)	(176)	(164)

Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
RevaluationReserveInRespectOfEquityShares [Table Text Block]	lyg_RevaluationReserveInRespectOfEquitySharesTableTextBlock

	2020	2019	2018
	£m	£m	£m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	19	5	(49)

Change in fair value	(50)	—	(97)
Deferred tax	(16)	12	22
	(66)	12	(75)
Realised gains and losses transferred to retained profits	(16)	14	151
Deferred tax	16	(12)	(22)
	—	2	129
At 31 December	(47)	19	5

RevaluationReserveInRespectOfDebtSecurities [Table Text Block]	lyg_RevaluationReserveInRespectOfDebtSecuritiesTableTextBlock

	2020	2019	2018
	£m	£m	£m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	123	279	472

Change in fair value	46	(30)	(37)
Deferred tax	29	10	35
Current tax	(2)	—	—
	73	(20)	(2)
Income statement transfers in respect of disposals (note 9)	(149)	(196)	(275)
Deferred tax	47	61	84
	(102)	(135)	(191)
Impairment recognised in the income statement	5	(1)	—
At 31 December	99	123	279